9 CAPITAL STOCK: Schedule of Finder's Unit Options (Details) - Finder's Unit Options		12 Months Ended	24 Months Ended
		Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Number of share options outstanding in share-based payment arrangement at beginning of period		25,200	792,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period		$ 0.15	$ 0.15
Number of share options exercised in share-based payment arrangement	[1]		(766,800)
Weighted average exercise price of share options exercised in share-based payment arrangement	[1]		$ 0.15
Number of share options outstanding in share-based payment arrangement at end of period		0	25,200
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period		$ 0	$ 0.15
Number of share options expired in share-based payment arrangement		(25,200)
Weighted average exercise price of share options expired in share-based payment arrangement		$ 0.15

[1]	Weighted average share price was C$0.74